Contents of Significant Accounts - Summary of Fair Value of Each Investment in Equity Instrument (Detail) $ in Thousands	Dec. 31, 2018 TWD ($)
SILICON INTEGRATED SYSTEMS CORP. [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	$ 1,032,930
UNIMICRON HOLDING LIMITED [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	561,261
MIE FUJITSU SEMICONDUCTOR LIMITED [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	2,220,103
UNIMICRON TECHNOLOGY CORP. [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	4,373,833
ITE TECH. INC. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	424,383
NOVATEK MICROELECTRONICS CORP. [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	2,335,131
SHIN-ETSU HANDOTAI TAIWAN CO., LTD. [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	453,810
MTIC HOLDINGS PTE. LTD. [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	$ 184,026